Transactions with related parties - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of transactions between related parties [line items]
Allowance for expected credit losses on related parties	R$ 0
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Disclosure of transactions between related parties [line items]
Loans payable	3 years
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Disclosure of transactions between related parties [line items]
Loans payable	7 years